Note 5 - Loans and Related Allowance for Loan and Lease Losses (Details Textual)	3 Months Ended								12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loans and Leases Receivable, Net of Deferred Income, Total	$ 1,104,085,000				$ 984,258,000				$ 1,104,085,000	$ 984,258,000
Loans and Leases Receivable, Deferred Income, Total	4,400,000				1,300,000				4,400,000	1,300,000
Financing Receivable, Troubled Debt Restructuring	2,900,000				3,600,000				2,900,000	3,600,000
Financing Receivable, Allowance for Credit Loss, Writeoff									$ 45,000	33,000
Financing Receivable, Troubled Debt Restructuring, Subsequent Default										$ 36,000
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts									0	0
Number of Days Past Due (Day)									90 days
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans									$ 126,000	$ 377,000
Allowance for Loan and Lease Losses, Write-offs									3,839,000	1,809,000
Provision for Loan and Lease Losses, Total	2,100,000	$ 4,000,000	$ 1,000,000	$ 2,740,000	460,000	$ 80,000	$ 110,000	$ 240,000	9,840,000	890,000
Threshold For Loans Evaluated For Impairment [Member]
Loans and Leases Receivable, before Fees, Gross	500,000								500,000
Threshold For Loans Evaluated For Impairment [Member] | Outside Consultant [Member]
Loans and Leases Receivable, before Fees, Gross	250,000								250,000
Threshold For Loans Evaluated For Impairment [Member] | Criticized Relationships [Member]
Financing Receivable, before Allowance for Credit Loss, Total	125,000								125,000
Commercial And Industrial [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	232,044,000				89,527,000				232,044,000	89,527,000
Allowance for Loan and Lease Losses, Write-offs									245,000	519,000
Provision for Loan and Lease Losses, Total									848,000	(76,000)
Commercial And Industrial [Member] | Provision Fluctuation [Member]
Allowance for Loan and Lease Losses, Write-offs									245,000	438,000
Commercial Real Estate Portfolio Segment [Member] | Provision Fluctuation [Member]
Allowance for Loan and Lease Losses, Write-offs									3,000,000.0
Residential Portfolio Segment [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	233,995,000				234,798,000				233,995,000	234,798,000
Allowance for Loan and Lease Losses, Write-offs									62,000	361,000
Provision for Loan and Lease Losses, Total									977,000	280,000
Residential Portfolio Segment [Member] | Provision Fluctuation [Member]
Allowance for Loan and Lease Losses, Write-offs									62,000	360,000
Consumer Portfolio Segment [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	9,823,000				$ 14,411,000				9,823,000	14,411,000
Allowance for Loan and Lease Losses, Write-offs									405,000	735,000
Provision for Loan and Lease Losses, Total									375,000	628,000
Consumer Portfolio Segment [Member] | Provision Fluctuation [Member]
Allowance for Loan and Lease Losses, Write-offs									383,000	$ 566,000
Small Business Administration (SBA), CARES Act, Paycheck Protection Program [Member]
Loans and Leases Receivable, Deferred Income, Total	2,700,000								2,700,000
Small Business Administration (SBA), CARES Act, Paycheck Protection Program [Member] | Commercial And Industrial [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	$ 116,100,000								$ 116,100,000
Financing Receivable, Allowance for Credit Losses, Percentage of Portfolio	0.40%								0.40%
Financing Receivable, Allowance for Credit Loss, Ending Balance	$ 464,000								$ 464,000
Provision for Loan and Lease Losses, Total									$ 464,000